Advances from Affiliate (Details) (USD $)	1 Months Ended
	Jul. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2011
Advances from Affiliate [Abstract]
Due to affiliates		$ 21,026,000	$ 26,019,000	$ 44,500,000
Repayments of Related Party Debt	$ 166,800,000